Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-Current Liabilities
Non-current finance lease liabilities	¥ 1,709,800		¥ 35,145
Nonrelated party
Other Non-Current Liabilities
Warranty liabilities	4,281,837		4,068,079
Deferred revenue	2,847,380		3,045,846
Non-current finance lease liabilities	1,709,800		35,145
Payable to BaaS users	854,015		779,695
Deferred government grants	429,882		391,116
Others	316,139		308,715
Total	¥ 10,439,053	$ 1,457,232	¥ 8,628,596